Derivative Liabilities	12 Months Ended
Dec. 31, 2014
Notes to Financial Statements
NOTE J - DERIVATIVE LIABILITIES

The Company applies the applicable accounting provisions for the accounting of the valuation of the embedded derivatives in our convertible debentures, warrants and put option. Accordingly, we recorded a derivative liability equal to the estimated fair value of the various features in 2014 with a corresponding discount to the underlying financial instruments issued. The liability is adjusted quarterly to the estimated fair value based upon then current market conditions. The Company records the change in the estimated fair value of the liability as an adjustment to other expense. The Company utilizes historical volatility over a period generally commensurate with the remaining contractual term of the underlying financial instruments and uses daily intervals for price observations.

Derivative liabilities consisted of the following at December 2014:
Related to EPA notes, short term	$(53,834,000)

Related to put option	(238,679,000)
Related to Follow-on notes	(135,872,000)
Related to Warrants	(15,633,000)
Total long-term	(390,184,000)
Total derivative liability	$(444,018,000)

At December 2014, the following assumptions were utilized:
Average expected volatility - debt	30.19% to 34.76%
Average expected volatility - warrants	37.92% to 38.05%
Average expected volatility – put option	35.47%
Remaining expected term of the underlying securities - notes	15.8 months
Remaining expected term of the underlying securities - warrants	4.8 years
Remaining expected tern of the put option	3.0 years
Average risk free interest rate – debt	0.12% to 0.38%
Average risk free interest rate – warrants	1.63%
Average risk free interest rate – put option	2.47%
Expected dividend rate	-
Closing price per share of common stock	$2.40
Exercise price of warrants per share of common stock	$.0218